Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation
Stock-Based Compensation

NOTE 16.  Stock-Based Compensation

The 3M 2016 Long-Term Incentive Plan (LTIP) provides for the issuance or delivery of up to 123,965,000 shares of 3M common stock pursuant to awards granted under the plan. Awards may be issued in the form of incentive stock options, nonqualified stock options, progressive stock options, stock appreciation rights, restricted stock, restricted stock units, other stock awards, and performance units and performance shares. As of December 31, 2017, the remaining total shares available for grant under the LTIP Program are 30,125,144, and there were approximately 7,500 participants with outstanding options, restricted stock, or restricted stock units.

The Company’s annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed ten years of service. This retiree-eligible population represents 35 percent of the 2017 annual stock-based compensation award expense dollars; therefore, higher stock-based compensation expense is recognized in the first quarter.

In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled restricted stock units and stock appreciation rights in certain countries. These grants do not result in the issuance of common stock and are considered immaterial for disclosure purposes by the Company.

Beginning in 2016, as a result of the Company’s application of ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, certain excess tax benefits at the time of exercise (for an option) or upon vesting (for restricted stock units) are recognized as income tax benefits in the statement of income. These amounts totaled $228 million and $184 million for 2017 and 2016, respectively, and are reflected in the “income tax benefits” line within the stock-based compensation table below.

Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees’ Stock Purchase Plan (GESPP), are provided in the following table. Capitalized stock-based compensation amounts were not material.

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2017	2016	2015
Cost of sales	$49	$47	$46
Selling, general and administrative expenses	229	206	185
Research, development and related expenses	46	45	45
Stock-based compensation expenses	$324	$298	$276
Income tax benefits	$(327)	$(272)	$(87)
Stock-based compensation expenses (benefits), net of tax	$(3)	$26	$189

Stock Option Program

The following table summarizes stock option activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Under option —
January 1	36,196,232	$112.07	38,552,445	$102.01	39,235,557	$90.38
Granted:
Annual	5,409,628	175.93	5,591,727	147.99	5,529,544	165.91
Exercised	(6,474,117)	90.37	(7,716,141)	86.76	(5,978,382)	83.74
Forfeited	(166,579)	162.36	(231,799)	148.43	(234,274)	128.99
December 31	34,965,164	$125.73	36,196,232	$112.07	38,552,445	$102.01
Options exercisable
December 31	24,281,464	$108.50	25,240,759	$95.65	27,262,062	$85.97

Stock options vest over a period from one to three years with the expiration date at 10 years from date of grant. As of December 31, 2017, there was $67 million of compensation expense that has yet to be recognized related to non-vested stock option based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 20 months. For options outstanding at December 31, 2017, the weighted-average remaining contractual life was 70 months and the aggregate intrinsic value was $3.834 billion. For options exercisable at December 31, 2017, the weighted-average remaining contractual life was 56 months and the aggregate intrinsic value was $3.080 billion.

The total intrinsic values of stock options exercised during 2017,  2016 and 2015 was $703 million, $608 million and $465 million, respectively. Cash received from options exercised during 2017,  2016 and 2015 was $585 million, $665 million and $501 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2017,  2016 and 2015 was $238 million, $224 million and $172 million, respectively.

The Company does not have a specific policy to repurchase common shares to mitigate the dilutive impact of options; however, the Company has historically made adequate discretionary purchases, based on cash availability, market trends, and other factors, to satisfy stock option exercise activity.

For annual options, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.

Stock Option Assumptions

	Annual
	2017	2016	2015
Exercise price	$175.76	$147.87	$165.94
Risk-free interest rate	2.1%	1.5%	1.5%
Dividend yield	2.5%	2.5%	2.5%
Expected volatility	17.3%	20.8%	20.1%
Expected life (months)	78	77	76
Black-Scholes fair value	$23.51	$22.47	$23.98

Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2017 annual grant date, the Company estimated the expected volatility based upon the average of the most recent one year volatility, the median of the term of the expected life rolling volatility, the median of the most recent term of the expected life volatility of 3M stock, and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.

Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	2,185,046	$145.64	2,441,088	$127.47	2,817,786	$104.41
Granted
Annual	604,256	176.10	749,068	148.20	671,204	165.86
Other	20,692	233.77	8,115	169.00	26,886	156.94
Vested	(769,598)	127.21	(960,345)	101.64	(1,010,612)	89.99
Forfeited	(46,590)	158.25	(52,880)	145.95	(64,176)	118.99
As of December 31	1,993,806	$162.60	2,185,046	$145.64	2,441,088	$127.47

As of December 31, 2017, there was $78 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 22 months. The total fair value of restricted stock and restricted stock units that vested during 2017,  2016 and 2015 was $136 million, $149 million and $166 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units for 2017,  2016 and 2015 was $45 million, $56 million and $62 million, respectively.

Restricted stock units granted generally vest three years following the grant date assuming continued employment. Dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on restricted stock units, except for performance shares which do not earn dividends. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.

Performance Shares

Instead of restricted stock units, the Company makes annual grants of performance shares to members of its executive management. The 2017 performance criteria for these performance shares (organic volume growth, return on invested capital, free cash flow conversion, and earnings per share growth) were selected because the Company believes that they are important drivers of long-term stockholder value. The number of shares of 3M common stock that could actually be delivered at the end of the three-year performance period may be anywhere from 0% to 200% of each performance share granted, depending on the performance of the Company during such performance period. Non-substantive vesting requires that expense for the performance shares be recognized over one or three years depending on when each individual became a 3M executive. Prior to the 2016 performance share grant, performance shares did not accrue dividends during the performance period. Therefore, the grant date fair value was determined by reducing the closing stock price on the date of grant by the net present value of dividends during the performance period. The 2017 and 2016 performance share grants accrue dividends, therefore the grant date fair value is equal to the closing stock price on the date of grant. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average performance shares whose performance period is complete are included in computation of diluted earnings per share.

The following table summarizes performance share activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	656,278	$142.98	871,192	$120.89	1,099,752	$102.65
Granted	201,261	191.28	219,431	160.17	227,798	158.88
Distributed	(313,942)	124.88	(367,428)	99.06	(323,938)	83.08
Performance change	154,774	173.91	(37,534)	155.98	(106,760)	127.70
Forfeited	(12,498)	171.36	(29,383)	149.08	(25,660)	125.33
As of December 31	685,873	$171.90	656,278	$142.98	871,192	$120.89

As of December 31, 2017, there was $25 million of compensation expense that has yet to be recognized related to performance shares. This expense is expected to be recognized over the remaining weighted-average earnings period of 11 months. The total fair value of performance shares that were distributed were $55 million for 2017 and $54 million for both 2016 and 2015. The Company’s actual tax benefits realized for the tax deductions related to the distribution of performance shares was $15 million per year for 2017,  2016 and 2015.

General Employees’ Stock Purchase Plan (GESPP):

As of December 31, 2017, shareholders have approved 60 million shares for issuance under the Company’s GESPP. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.

General Employees’ Stock Purchase Plan

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Options granted	877,705	$170.42	987,478	$140.06	1,007,669	$133.52
Options exercised	(877,705)	170.42	(987,478)	140.06	(1,007,669)	133.52
Shares available for grant - December 31	26,239,152		27,116,857		28,104,335

The weighted-average fair value per option granted during 2017,  2016 and 2015 was $30.07,  $24.72 and $23.56, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $26 million in 2017,  $24 million in 2016 and $24 million in 2015.